Prepayments, receivables and other assets (Details) ¥ in Millions, $ in Millions	Mar. 31, 2026 CNY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 CNY (¥)
Current:
Accounts receivable, net of allowance	¥ 36,020		¥ 31,172
Inventories	18,909		18,887
VAT receivables, net of allowance	32,303		26,336
Prepaid cost of revenue, sales and marketing and other expenses	22,556		20,556
Advances to/receivables from customers, merchants and others	90,671		52,976
Amounts due from related companies	21,587		12,058
Interest receivables	4,198		6,533
Deferred direct selling costs and cost of revenue	5,479		5,365
Others	20,114		28,292
Total Current	251,837	$ 36,509	202,175
Non-current:
Operating lease right-of-use assets	¥ 45,524		¥ 39,202
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Total Non-current	Total Non-current	Total Non-current
Deferred tax assets (Note 7)	¥ 13,957		¥ 13,161
Film costs and prepayment for licensed copyrights and others	10,964		12,889
Prepayment for acquisition of property and equipment	3,787		6,799
Others	20,764		11,380
Total Non-current	¥ 94,996	$ 13,772	¥ 83,431